INVENTORIES (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
Finished goods		$ 1,359,771
Wrote down of inventories	$ 0	$ 0